Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories
Inventories consist of the following:

(in millions)	December 31, 2025	December 31, 2024
Work in progress and others	$1,018	$1,088
Raw materials and supplies	649	665
Inventory reserves	(90)	(129)
Total	$1,577	$1,624